Property and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($) m²	Mar. 31, 2022 USD ($) m²	Mar. 31, 2021 USD ($)	Mar. 31, 2023 JPY (¥) m²	Mar. 31, 2022 JPY (¥) m²
Property and Equipment, Net [Abstract]
Depreciation expense | $	$ 1,226,496	$ 1,217,455	$ 626,188
Piece of land, square feet (in Square Meters) | m²	16,165	16,165		16,165	16,165
Carrying value	$ 2,600,000	$ 2,600,000		¥ 340.1	¥ 340.1